Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Redeemable noncontrolling interests	Class A Unit Capital Capital Units	Class B Unit Capital Capital Units	Galaxy Digital Holdings, LP	Galaxy Digital Holdings, LP Cumulative Effect, Period of Adoption, Adjusted Balance	Galaxy Digital Holdings, LP Redeemable noncontrolling interests	Galaxy Digital Holdings, LP Class A Unit Capital	Galaxy Digital Holdings, LP Class A Unit Capital Capital Units	Galaxy Digital Holdings, LP Class A Unit Capital Capital Units Cumulative Effect, Period of Adoption, Adjusted Balance	Galaxy Digital Holdings, LP Class B Unit Capital	Galaxy Digital Holdings, LP Class B Unit Capital Capital Units	Galaxy Digital Holdings, LP Class B Unit Capital Capital Units Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance (in shares) at Dec. 31, 2021									101,550,494			228,110,373
Beginning balance at Dec. 31, 2021					$ 2,287,692		$ 161,536		$ 856,371			$ 1,431,321
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation					89,860				28,994			60,866
Contributions		$ 19,677
Distributions					(184,275)		(83,994)		$ (58,827)			$ (125,448)
Vesting of Class B Units (in shares)												560,255
Exchange of Class B Units (in shares)									10,055,909		10,055,909	10,055,909
Exchange of Class B Units					0				$ 68,769			$ (68,769)
Cancellation of Class A Units (in shares)									(10,870,449)
Cancellation of Class A Units					(55,181)				$ (55,181)
Issuance of class A units, net of issuance cost (in shares)								14,131,494	4,075,585
Issuance of Class A Units, net of issuance cost					6,227				$ 6,227
Redemption of Class B Units (in shares)											(2,671,350)	(2,671,350)
Redemption of Class B Units					(7,961)						$ (8,000)	$ (7,961)
Other					(1,258)				(832)			(426)
Unit holders of the Company					(718,910)				$ (235,147)			$ (483,763)
Loss for the year							(97,219)
Income (loss) for the period					(816,129)
Ending balance (in shares) at Dec. 31, 2022								104,811,539	104,811,539		215,943,369	215,943,369
Ending balance at Dec. 31, 2022					1,416,194	$ 4,742	0		$ 610,374	$ 1,533		$ 805,820	$ 3,209
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation					83,790				27,558			56,232
Contributions		$ 0
Distributions					(22,405)				$ (7,301)			$ (15,104)
Vesting of Class B Units (in shares)												15,226
Exchange of Class B Units (in shares)									30,121		30,121	30,121
Exchange of Class B Units					0				$ 141			$ (141)
Cancellation of Class A Units (in shares)									(4,221,799)
Cancellation of Class A Units					(10,668)				$ (10,668)
Issuance of class A units, net of issuance cost (in shares)								8,709,592	8,679,471
Issuance of Class A Units, net of issuance cost					11,107				$ 11,107
Redemption of Class B Units (in shares)											0
Other					(103)				(121)			18
Unit holders of the Company					228,514
Income (loss) for the period					228,514				$ 75,858			$ 152,656
Ending balance (in shares) at Dec. 31, 2023			109,299,332	215,928,474				109,299,332	109,299,332		215,928,474	215,928,474
Ending balance at Dec. 31, 2023			$ 708,481	$ 1,002,690	1,711,171		0		$ 708,481			$ 1,002,690
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation	$ 37,161		12,946	24,215
Distributions	(45,678)		$ (15,969)	$ (29,709)
Exchange of Class B Units (in shares)			81,357	(81,357)
Exchange of Class B Units			$ 541	$ (541)
Cancellation of Class A Units (in shares)			(1,329,530)
Cancellation of Class A Units	(13,816)		$ (13,816)
Issuance of class A units, net of issuance cost (in shares)			16,989,112
Issuance of Class A Units, net of issuance cost	122,168		$ 122,168
Other	1,099		416	683
Unit holders of the Company	262,531
Income (loss) for the period	262,531		$ 84,969	$ 177,562	262,531
Ending balance (in shares) at Jun. 30, 2024			125,040,271	215,847,000
Ending balance at Jun. 30, 2024			$ 899,736	$ 1,174,900
Beginning balance (in shares) at Dec. 31, 2023			109,299,332	215,928,474				109,299,332	109,299,332		215,928,474	215,928,474
Beginning balance at Dec. 31, 2023			$ 708,481	$ 1,002,690	1,711,171		0		$ 708,481			$ 1,002,690
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation					75,017				26,897			48,120
Distributions					(55,258)				$ (19,526)			$ (35,732)
Vesting of Class B Units (in shares)												15,226
Exchange of Class B Units (in shares)									81,357		81,357	81,357
Exchange of Class B Units					0				$ 541			$ (541)
Cancellation of Class A Units (in shares)									(1,832,402)
Cancellation of Class A Units					(20,516)				$ (20,516)
Issuance of class A units, net of issuance cost (in shares)								20,110,850	20,029,493
Issuance of Class A Units, net of issuance cost					137,184				$ 137,184
Redemption of Class B Units (in shares)											0
Other					32				404			(372)
Unit holders of the Company					346,722
Income (loss) for the period					346,722				$ 116,265			$ 230,457
Ending balance (in shares) at Dec. 31, 2024			127,577,780	215,862,343				127,577,780	127,577,780		215,862,343	215,862,343
Ending balance at Dec. 31, 2024			$ 949,730	$ 1,244,622	2,194,352		0		$ 949,730			$ 1,244,622
Beginning balance (in shares) at Mar. 31, 2024			109,545,485	215,928,474
Beginning balance at Mar. 31, 2024			$ 831,568	$ 1,248,481
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation	18,479		6,675	11,804
Distributions	(8,980)		$ (3,273)	$ (5,707)
Exchange of Class B Units (in shares)			81,357	(81,357)
Exchange of Class B Units	0		$ 541	$ (541)
Cancellation of Class A Units (in shares)			(1,321,296)
Cancellation of Class A Units	(13,042)		$ (13,042)
Issuance of class A units, net of issuance cost (in shares)			16,734,725
Issuance of Class A Units, net of issuance cost	122,015		$ 122,015
Other	1,711		622	1,089
Unit holders of the Company	(125,596)
Income (loss) for the period	(125,596)		$ (45,370)	$ (80,226)	(125,596)
Ending balance (in shares) at Jun. 30, 2024			125,040,271	215,847,000
Ending balance at Jun. 30, 2024			$ 899,736	$ 1,174,900
Beginning balance (in shares) at Dec. 31, 2024			127,577,780	215,862,343				127,577,780	127,577,780		215,862,343	215,862,343
Beginning balance at Dec. 31, 2024			$ 949,730	$ 1,244,622	2,194,352		$ 0		$ 949,730			$ 1,244,622
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation	20,202		7,547	12,655
Distributions	(39,881)		$ (15,017)	(24,864)
Cancellation of Class A Units (in shares)			(2,208,707)
Cancellation of Class A Units	(26,649)		$ (26,649)
Issuance of class A units, net of issuance cost (in shares)			5,533,779
Issuance of Class A Units, net of issuance cost	2,294		$ 2,294
Other			$ (260)	$ (276)
Unit holders of the Company	(264,740)
Income (loss) for the period	(264,740)				(264,585)
Ending balance (in shares) at Jun. 30, 2025			0	0
Ending balance at Jun. 30, 2025			$ 0	$ 0	2,550,620
Beginning balance (in shares) at Mar. 31, 2025			128,002,717	215,862,343
Beginning balance at Mar. 31, 2025			$ 840,027	$ 1,061,617
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation	6,465		2,437	4,028
Distributions	(30,444)		$ (11,445)	$ (18,999)
Cancellation of Class A Units (in shares)			(2,147,667)
Cancellation of Class A Units	(23,361)		$ (23,361)
Issuance of class A units, net of issuance cost (in shares)			5,047,802
Issuance of Class A Units, net of issuance cost	47		$ 47
Unit holders of the Company	30,691
Income (loss) for the period	$ 30,691				30,847
Ending balance (in shares) at Jun. 30, 2025			0	0
Ending balance at Jun. 30, 2025			$ 0	$ 0	$ 2,550,620